Fair Value - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 27, 2021	Jun. 28, 2020	Jun. 30, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Change in valuation of contingent consideration liability				$ 0	$ 0	$ 49
STACYC, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Aggregate earnout payment had a potential payout, low		$ 0	$ 0
Aggregate earnout payment had a potential payout, high	$ 6,540
Contingent consideration liability								$ 4,978
Payment for contingent consideration liability					$ 2,180	2,180	$ 2,180
Contingent consideration liability, current						$ 2,180